Schedule of Investments PIMCO Municipal Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.8% ¤
MUNICIPAL BONDS & NOTES 182.1%
ALABAMA 8.3%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,360
5.000% due 09/01/2036 (d)	3,000	3,360
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	15,000	15,284
6.500% due 10/01/2053	750	836
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,394	1,368
5.250% due 05/01/2044	1,000	1,027

		25,235

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(a)	900	37

ARIZONA 3.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	634
5.000% due 01/01/2043	550	391
5.500% due 01/01/2054	1,500	1,045
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,100	1,247
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	1,111
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,675
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,376
5.000% due 07/01/2044	1,150	1,305

		11,784

ARKANSAS 1.1%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (b)	5,500	3,403

CALIFORNIA 10.9%
San Francisco City & County Airport Comm-San Francisco International Airport, California Revenue Bonds, Series 2022 4.000% due 05/01/2052 (d)	2,000	2,085
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	$10,000	10,361
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,226
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,480	1,481
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	2,036
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048 (d)	3,800	4,043
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	1,000	1,145
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,671
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,113
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,880	2,164
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	551
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 0.330% due 05/15/2045	1,000	1,000

		32,876

COLORADO 7.1%
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Colorado Revenue Bonds, Series 2022 4.000% due 01/01/2040 (d)	2,200	2,334

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	$1,500	1,604
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	10,466
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	2,088
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,076
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046 (d)	2,500	2,658
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	$500	674
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	468

		21,368

CONNECTICUT 1.6%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2035	2,000	2,336
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 07/01/2042	2,500	2,523

		4,859

DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,295

FLORIDA 7.7%
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	650	687
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,650	1,683
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,066
4.000% due 07/01/2046	1,000	1,062
Orlando Utilities Commission, Florida Revenue Bonds, Series 2008 0.510% due 10/01/2033	11,000	11,000
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	1,045
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,500	1,480
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,122
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,400	1,485
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,620

		23,250

GEORGIA 4.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^	1,600	848
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	2,060
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,175
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	9,571

		14,654

HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,590

ILLINOIS 16.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	3,000	3,049
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,324
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,875
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,564
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,167
5.500% due 01/01/2034	2,300	2,465
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,156
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	3,000	3,031

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	945	651
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,000	1,061
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,099
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	10,474
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,497
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (b)	2,445	544
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	2,000	953
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	642
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,500	4,039

		48,591

INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,250	978
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,037

		2,015

IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	2,614	2,824

KANSAS 1.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(a)	715	154
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	3,085	3,227

		3,381

LOUISIANA 4.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	3,169
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	4,000	4,198
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	4,148
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	782
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,481
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	850	829

		14,607

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,040
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,053

		2,093

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	500	545

MASSACHUSETTS 4.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,071
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,447
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,456
5.000% due 01/01/2047	1,000	1,075
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	3,000	3,381
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	2,500	2,840

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

		14,270

MICHIGAN 5.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,525	1,757
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,209
5.000% due 12/01/2031 (d)	1,200	1,348
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,122
4.000% due 02/15/2050	1,750	1,850
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	13,400	1,621
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	2,328	2,575
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (d)	$72	82
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	15,000	718

		15,282

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,585

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	3,172
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	535
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	1,069

		4,776

NEBRASKA 0.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	2,400	2,817

NEVADA 1.8%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	4,200	4,448
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	10,500	1,025

		5,473

NEW JERSEY 15.0%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	2,983	3,074
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,719
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	16,550	16,356
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,086
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	1,500	974
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,196
5.250% due 06/15/2043	1,000	1,114
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,395
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,701
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	270
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,121
5.000% due 06/01/2046	6,000	6,481
5.250% due 06/01/2046	3,500	3,869

		45,356

NEW YORK 21.0%
State of New York Personal Income Tax Revenue, New York Revenue Bonds, Series 2022 4.000% due 03/15/2039 (d)	5,200	5,572
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	$4,000	4,115
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,213

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	2,867	2,201
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	1,041
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	750	854
New York City, General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,145
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045 (d)	4,800	5,346
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	12,282
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,837
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,048
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	3,000	3,162
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	3,000	3,167
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2038	3,000	3,223
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	1,500	1,537
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	481
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047 (d)	2,000	2,105
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	575	593
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	1,500	1,592
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	1,250	1,322
New York Urban Development Corp., Revenue Bonds, Series 2021 4.000% due 03/15/2046 (d)	6,250	6,534

		63,370

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	$850	533

OHIO 9.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,050
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (b)	24,000	3,573
Franklin County, Ohio Revenue Bonds, Series 2013 0.500% due 05/01/2029	7,945	7,945
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	4,000	4,134
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,000	1,006
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2025 4.000% due 08/01/2046 (d)	2,250	2,369
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	$5,000	5,150
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,455
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	1,000	982

		27,664

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	750	663

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	500	526

PENNSYLVANIA 7.0%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,082
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	1,150	789
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,786
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,266
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	4,821

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,250	1,452
5.000% due 12/01/2051	1,750	2,024
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,008
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,055
5.625% due 07/01/2042	1,000	1,011

		21,294

PUERTO RICO 6.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	28,000	1,652
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,672	901
1.000% due 11/01/2051	2,129	1,030
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	376	218
4.000% due 07/01/2033	292	286
4.000% due 07/01/2035	263	254
4.000% due 07/01/2037	225	217
4.000% due 07/01/2041	307	292
4.000% due 07/01/2046	319	301
5.750% due 07/01/2031	308	352
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	150	137
5.250% due 07/01/2023	326	334
5.375% due 07/01/2025	325	344
5.625% due 07/01/2027	323	353
5.625% due 07/01/2029	317	354
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^	1,295	780
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	17,255	5,295
4.750% due 07/01/2053	6,485	6,820

		19,920

RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,278
5.000% due 06/01/2050	1,000	1,054

		2,332

SOUTH CAROLINA 2.1%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,255
5.500% due 12/01/2053	1,100	1,161

		6,416

TENNESSEE 4.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	980
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	700	682
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,492
5.250% due 09/01/2024	5,000	5,343

		12,497

TEXAS 11.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	501
12.000% due 12/01/2045	1,000	942
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,761
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,086
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	5,500	5,765
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	319
4.000% due 08/15/2035 (d)	800	850
4.000% due 08/15/2036 (d)	600	636
4.000% due 08/15/2037 (d)	900	955
4.000% due 08/15/2040 (d)	900	955
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	825	739
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,573
5.000% due 01/01/2048	1,250	1,378

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	750	688
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,149
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	6,400	6,738
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	533
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,674
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,290	4,708

		34,950

UTAH 4.1%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,532
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	4,000	4,283
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	550	593

		12,408

VIRGINIA 5.7%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2051 (d)	2,700	2,867
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 0.470% due 12/01/2033	$2,600	2,600
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,054
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,850	4,179
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	23,000	1,364
5.500% due 07/01/2044	1,000	1,018
5.500% due 07/01/2049	500	506
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,400	3,531

		17,119

WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,155	2,185

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,075
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	1,500	1,589

		2,664

WISCONSIN 7.3%
Medical College of Wisconsin, Inc., Wisconsin Revenue Bonds, Series 2022 4.000% due 12/01/2046 (d)	2,200	2,328
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	$2,500	2,682
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	1,845
7.000% due 07/01/2048	750	642
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	7,500	688
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,100	1,100
4.000% due 07/01/2056	500	504
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	973
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (b)	10,000	3,225
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,610
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	2,000	2,138

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,422

		22,157

Total Municipal Bonds & Notes (Cost $537,170)		550,664

SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (f) 3.7%		11,111

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 1.0%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
4.750% due 06/01/2022 ^	500	502
5.000% due 06/01/2022 ^(e)	2,495	2,517

Total Municipal Bonds & Notes (Cost $3,006)		3,019

Total Short-Term Instruments (Cost $14,117)		14,130

Total Investments in Securities (Cost $551,287)		564,794

Total Investments 186.8% (Cost $551,287)		$564,794
Auction Rate Preferred Shares (55.1)%		(166,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.7)%		(23,253)
Other Assets and Liabilities, net (24.0)%		(72,563)

Net Assets Applicable to Common Shareholders 100.0%		$302,278

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Commonwealth of Puerto Rico General Obligation Notes, Series 2021	5.000%			06/01/2022	01/19/2022	$2,505	$2,517	0.83%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870			11/15/2035	10/26/2020	3,435	3,074	1.02
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	1,708	1,537	0.51

						$7,648	$7,128	2.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$11,111	U.S. Treasury Bills 0.000% due 08/04/2022	$(11,333)	$11,111	$11,111

Total Repurchase Agreements						$(11,333)	$11,111	$11,111

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$25,235	$0	$25,235
	Alaska			0	37	0	37
	Arizona			0	11,784	0	11,784
	Arkansas			0	3,403	0	3,403
	California			0	32,876	0	32,876
	Colorado			0	21,368	0	21,368
	Connecticut			0	4,859	0	4,859
	District of Columbia			0	1,295	0	1,295
	Florida			0	23,250	0	23,250
	Georgia			0	14,654	0	14,654
	Hawaii			0	1,590	0	1,590
	Illinois			0	48,591	0	48,591
	Indiana			0	2,015	0	2,015
	Iowa			0	2,824	0	2,824
	Kansas			0	3,381	0	3,381
	Louisiana			0	14,607	0	14,607
	Maine			0	2,093	0	2,093
	Maryland			0	545	0	545
	Massachusetts			0	14,270	0	14,270
	Michigan			0	15,282	0	15,282
	Minnesota			0	1,585	0	1,585
	Missouri			0	4,776	0	4,776
	Nebraska			0	2,817	0	2,817
	Nevada			0	5,473	0	5,473
	New Jersey			0	45,356	0	45,356
	New York			0	63,370	0	63,370
	North Dakota			0	533	0	533

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2022 (Unaudited)

Ohio	0	27,664	0	27,664
Oklahoma	0	663	0	663
Oregon	0	526	0	526
Pennsylvania	0	21,294	0	21,294
Puerto Rico	0	19,920	0	19,920
Rhode Island	0	2,332	0	2,332
South Carolina	0	6,416	0	6,416
Tennessee	0	12,497	0	12,497
Texas	0	34,950	0	34,950
Utah	0	12,408	0	12,408
Virginia	0	17,119	0	17,119
Washington	0	2,185	0	2,185
West Virginia	0	2,664	0	2,664
Wisconsin	0	22,157	0	22,157
Short-Term Instruments
Repurchase Agreements	0	11,111	0	11,111
Municipal Bonds & Notes	0	3,019	0	3,019

Total Investments	$0	$564,794	$0	$564,794

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
TBA	To-Be-Announced